EMPLOYEE BENEFITS AND PAYROLL ACCRUALS (Tables)	12 Months Ended
Dec. 31, 2017
Employee-related Liabilities [Abstract]
Schedule of Employee Benefits and Payroll Accruals

	December 31,
	2 0 1 7	2 0 1 6
Short-term employee benefits:
Benefits for vacation and recreation pay	235	210
Liability for payroll, bonuses and wages	367	518
	602	728